Supplement to the
Fidelity's Arizona Municipal Funds
October 30, 2015
Prospectus

The following information replaces the similar information for Fidelity® Arizona Municipal Money Market Fund found in the "Fund Summary" section under the heading "Principle Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

AZI-SPZ-16-01 1.713591.132	April 14, 2016

Supplement to the
Fidelity® Municipal Money Market Fund
October 30, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principle Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

MMM-16-01 1.471730.128	April 14, 2016

Supplement to the
Fidelity® Arizona Municipal Income Fund and Fidelity® Arizona Municipal Money Market Fund
October 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The following information has been removed from the “Investment Policies and Limitations” section.

NRSROs.  The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

AZI-SPZB-16-01 1.713596.129	April 14, 2016

Supplement to the
Fidelity® Municipal Money Market Fund
October 30, 2015
Prospectus

The following information replaces the similar information found in the "Fund Summary" section under the heading "Principle Investment Risks".

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

MMM-16-01L 1.790713.120	April 14, 2016

Supplement to the
Fidelity® Municipal Money Market Fund
October 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

The following information found in the "Investment Policies and Limitations" section has been removed.

NRSROs.  The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

SMM-MMMB-16-01 1.476046.122	April 14, 2016